Notes to the cash flow statements - Non-cash investing and financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 16, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jul. 20, 2022
Non-cash financing activities
Shares issued under the dividend reinvestment plan			$ 401	$ 273
Increase in lease liabilities		$ 244	199	$ 177
Amount of WCN2 transferred to the nominated party					$ 689
Amount per note of WCN2 transferred to the nominated party					$ 100
Westpac Overseas Holdings No.2 Proprietary Limited
Non-cash investing activities
Dividends paid to Parent Entity	$ 5,040	5,040
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan			401
Increase in lease liabilities		$ 226	$ 114
Amount of WCN2 transferred to the nominated party					$ 689
Amount per note of WCN2 transferred to the nominated party					$ 100